Allowance for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individual loan balance is classified as nonaccrual status or troubled debt restructure	$ 100
Credit reviews mandatory for loan aggregate balances with in 12-month period	1,000
Number of consecutive historical quarters for calculation of charge-off factor	12
Loans past due as to maturity, days	90 days
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit reviews mandatory for loan aggregate balances with in 12-month period	250
Anticipated scope of range-of-coverage	55.00%
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individual loan balance is classified as nonaccrual status or troubled debt restructure	100
Credit reviews mandatory for loan aggregate balances with in 12-month period	$ 250
Number of consecutive historical quarters for calculation of charge-off factor	12
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans past due as to maturity, days	90 days
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans past due as to maturity, days	90 days